TAXES BASED ON INCOME - Schedule of Components of the Temporary Differences (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016
Schedule of components of the temporary differences
Accrued expenses not currently deductible	$ 19.9	$ 42.1
Net operating losses	185.9	195.9
Tax credit carryforwards	14.0	111.3
Stock-based compensation	18.0	28.4
Pension and other postretirement benefits	140.9	207.7
Inventory reserves	6.5	7.1
Unrealized foreign currency losses	14.9
Other assets	6.3	0.9
Valuation allowance	(63.4)	(60.4)
Total deferred tax assets	343.0	533.0
Depreciation and amortization	(95.3)	(86.1)
Repatriation accrual	(27.7)	(62.1)
Foreign operating loss recapture	(54.9)	(79.8)
Other liabilities	(8.8)	(2.3)
Total deferred tax liabilities	(186.7)	(230.3)
Total net deferred tax assets	156.3	302.7
Net deferred tax liabilities associated with the future tax cost to repatriate non-indefinitely reinvested earnings of the Company's foreign subsidiaries	$ 27.7	$ 62.4